TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 12,851	$ 6,596	$ 1,289
Foreign	10,104	10,390	5,265
Net income before taxes on income	$ 22,955	$ 16,986	$ 6,554